Employee costs and share plans for employees, AstraZeneca Extended Incentive Plan (Details) - Astrazeneca Extended Incentive Plan	1 Months Ended
	Nov. 30, 2018 GBP (£) USD ($)	Aug. 31, 2018 GBP (£) USD ($)	Mar. 31, 2018 GBP (£) USD ($)	Nov. 30, 2018 USD ($)	Aug. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)
Share plans
Number of shares awarded	24,000	116,000	163,000
Weighted average fair value	£ 63.00	£ 59.64	£ 48.53	$ 82.86	$ 76.92	$ 69.24